Debt (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	At June 30, 2020			At December 31, 2019
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Notes	€1,097	€3,939	€5,036	€1,450	€4,942	€6,392
Borrowings from banks	2,594	10,286	12,880	2,097	1,599	3,696
Asset-backed financing	26	—	26	151	—	151
Lease liabilities	363	1,327	1,690	360	1,280	1,640
Other debt	747	73	820	818	204	1,022
Total Debt(1)	€4,827	€15,625	€20,452	€4,876	€8,025	€12,901